Profiting From Volatility
The Gateway Alternative

Walter G. Sall, Chairman

Gateway Investment Advisers, L.P.

3805 Edwards Road, Suite 600

Cincinnati, OH  45209

800.354.6339      Fax 513.719.1199

Guiding Investors into the
World of Alternative Investing Since 1978

Required Disclosure Page
Gateway Fund

Average Annual Total Returns

As of June 30, 2006

Gateway Fund returns throughout this document are net of fees and expenses.  An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  The above after-tax returns are not relevant to you if you hold your Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Past performance is no guarantee of future results.  Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares.  Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing.  The
Gateway Fund prospectus contains this and other information regarding the Fund.  Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com.  The prospectus should be read carefully before you invest or send money.

Current performance may be lower or higher than the performance data quoted.  Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

Data Source:  Gateway Investment Advisers, L.P. and Thomson Financial Inc.

5.54%

3.09%

4.05%

  and Sale of Fund Shares*

Return After Taxes on Distributions

6.01%

3.49%

5.42%

Return After Taxes on Distributions*

6.70%

3.89%

6.25%

Return Before Taxes

Ten
Years

Five
Years

One
Year

Why Alternative Investing

Taking advantage of a broader range of investment tools

Achieving better flexibility for investors needing more
than stock/bond blends

Improving risk management techniques

How Do Alternatives Add Value — A Focus
On Risk-Adjusted Return

Increase return more than increasing risk

Decrease risk more than decreasing return

Exploit inefficiencies — merger arbitrage, convertible
arbitrage, distressed securities, long/short, hedged equity

Invest indirectly — use volatility as an investment vehicle

Return
Annualized
14%
12%
10%
8%
6%
4%
2%
0%
0%
4%
8%
12%
16%
20%
Risk - Standard Deviation

GATEWAY
INVESTMENT ADVISERS, L.P.
4

Past performance is no guarantee of future results.
Indexes are unmanaged and cannot accommodate direct investment.
See Required Disclosure on page 1 and Index Definitions on page 14.

Alternative View Of Allocation: Risk Allocation

Citigroup One-
Month Treasury Bill
Index

Lehman
Bros. U.S.
Intermediate
Gvt/Credit
Bond Index

S&P 500
Index

Gateway
Fund

Lehman Bros. U.S.
Corporate High Yield
Index

Lehman Bros. U.S.
Long Gvt/Credit
Index

Increasing Risk

January 1, 1988 – June 30, 2006

Based on Quarterly Data

0.74

0.51

0.52

0.60

0.72

0.00

Sharpe Ratio ***

6.41%

14.66%

8.38%

7.79%

3.76%

0.95%

Risk

9.01%

11.78%

8.67%

8.94%

6.98%

4.28%

Return

Gateway
Fund

S&P 500
Index

LB Corp
High Yield

LB Long
Gvt/Credit

LB Int
Gvt/Credit

Citigroup One-
Month
T-Bill Index

Stock/Bond Comparison
(annualized)
1/1/88 – 6/30/06

Mechanics Of Volatility-Based Investing
Base Case

Expected value =     .60 x $8 plus
                                                        .40 x ($2) = $4

$60

Price

Payoff

$8

($2)

$40

$50

60%

40%

1.

Investor purchases an at-the-money call option on a $50 stock for $2.

2.

Stock moves up and down and the option expires

3.

In case one, the stock increases to $60.  The option is worth $10 ($60 minus $50) less its cost of $2 for a total of $8.

4.

In case two, the stock price decreases to $40. The option expires worthless and the call buyer loses the premium cost or the $2.

5.

Expected value is computed by multiplying the dollar outcome by the probability of occurrence.

Probabilities are hypotheticals  for purpose of this illustration.  This example is not intended to represent an actual option, but to illustrate the impact of volatility alone on the expected value.

Mechanics Of Volatility-Based Investing
Impact of Higher Volatility

Increasing volatility increases the option value because the upside is increased.

Expected value =    ..60 x $18 plus
                                                      .40 x ($2) = $10

$70

Price

Payoff

$18

($2)

$30

$50

60%

40%

1.

Investor purchases an at-the-money call option on a $50 stock for $2.

2.

Stock moves up and down and the option expires

3.

In case one, the stock increases to $70.  The option is worth $10 ($70 minus $50) less its cost of $2 for a total of $18.

4.

In case two, the stock price decreases to $30. The option expires worthless and the call buyer loses the premium cost or the $2.

5.

Expected value is computed by multiplying the dollar outcome by the probability of occurrence.

Probabilities are hypotheticals  for purpose of this illustration.  This example is not intended to represent an actual option, but to illustrate the impact of volatility alone on the expected value.

Techniques And Risks Of Volatility Investing

Sell uncovered options

Calls have unlimited risk of loss as stock price rises

Puts have limited but significant risk of loss as stock price declines

Covered Calls

Hedges risk of loss as price increases

Introduces risk of loss on the stock as price declines

Spreads

Limit downside/upside exposure

Introduce additional transaction costs

May be difficult to unwind as intended

Application of Techniques

Sell cash-settled index call options

Primary source of return

Written at least monthly

Provides seller with an annual cash
flow

Primary return supplied by accepting
upfront cash payment in exchange for
uncertain future appreciation

Purchase cash-settled index put options

Acts to mitigate the impact of a significant
market decline in a short period of time

Puts purchased out-of-the-money

Purchase basket of stocks to provide
the potential for:

Broad diversification

Balance and stability

Enhanced dividend yield

There can be no assurance that any investment strategy will be successful.

Challenges – Transactional And Behavioral

Transactional issues

Options expire — may have to close position before desired

May need to “trade out” at inopportune time

Predisposition to “over” trade

Behavioral issues

Investors form precise expectations regarding less precise
outcomes — pay-off diagram fixation

Mistrust of derivatives  —  “losing” money in unfamiliar ways

Asymmetric outcomes  — the “make a little, make a little, lose a lot” sequence

Gateway Prescription For Low Stress Investing

Own diversified stocks

Sell calls

Use broad-based index options to minimize transaction costs

Cash settled

Large contract size

European settlement

At-the-money strikes to exclude directional bets and focus investor expectations on earning cash flow

Buy puts to limit the downside

Dramatically reduces exposure to sudden, catastrophic events

Out-of-the-money strikes allow for positive cash from call premium

Out-of-the-money strikes to reduce the need to trade often

Preserves ability to continue generating call premium

Development Of Hedged Equity Strategy
At Gateway Investment Advisers, L.P.

Firm established in 1977 and developed covered call strategies

Strategy evolved to use of index options – both calls and puts –
in mid-1980s

Use of puts helpful in hedging downside risk during market
crash in October 1987

Implemented current strategy in January 1988

Managed approximately $6.4 billion as of 7/31/06

Gateway Fund

Sub-advised funds (6)

Private accounts

40%
30%
20%
10%
0%
-10%
Jun-88
Jun-89
Jun-90
Jun-91
Jun-92
Jun-93
Jun-94
Jun-95
Jun-96
Jun-97
Jun-98
Jun-99
Jun-00
Jun-01
Jun-02
Jun-03
Jun-04
Jun-05
Jun-06
Implied Volatility
Realized Volatility
Implied-Realized Spread

GATEWAY
INVESTMENT ADVISERS, L.P.

12

Strategic Advantage:
Implied Usually Exceeds Realized

Average implied and realized volatility for S&P 500 Index options from
June 1, 1988 to June 16, 2006.

Data Source:  Chicago Board Options Exchange (CBOE) and Bloomberg L.P.

An Efficient Method For Exploiting
Overpricing Of Index Option Contracts

Delivers returns with low operating costs

Provides liquidity whenever needed

No practical capacity restraints

Always transparent

Index Definitions

The S&P 500 Index is a widely recognized measure of performance for the U. S. stock market.  The S&P
500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index.

The Lehman Brothers U. S. Intermediate Government/Credit Bond Index is the intermediate component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years.

The Lehman Brothers U. S. Long Government/Credit Bond Index is the long component of the
Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of more than ten years.

The Lehman Brothers U. S. Corporate High Yield Index covers the universe of fixed-rate, non-
investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included.

The Citigroup One-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market.  The Index consists of the last one-month issue.  Returns for this index are calculated on a monthly basis only.